Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other assets
Schedule of other assets

	2021	2020
	£m	£m
Interests in associates (1)	716	449
Property, plant and equipment (2)	4,230	4,418
Pension schemes in net surplus (Note 5)	602	723
Prepayments	360	328
Accrued income	248	216
Tax recoverable	190	192
Deferred tax (Note 7)	1,195	901
Acceptances	225	272
Other	476	391
Other assets	8,242	7,890

(1)	Includes interest in Business Growth Fund £700 million (2020 - £442 million).
(2)	The estimated useful lives of NatWest Group's property, plant and equipment are: freehold buildings and long leasehold 50 years, short leaseholds for unexpired period of lease, property adaptation costs 10 to 15 years, computer equipment up to 5 years and other equipment 4 to 15 years.